Information on market risk and fair value of financial assets and liabilities (telecom activities) - Book value of derivatives, net (Details) - Telecom activities, operating segment [member] - Operating segments [member] - EUR (€)
€ in Millions
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Derivatives, net amount	€ (678)	€ (1,069)	€ (405)
Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivatives, net amount	€ 678	€ 1,069	€ 405